Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (431,747)	$ (596,900)	$ (1,824,690)	$ (3,424,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				50
Stock-based compensation				49,692
Options issued to consultants				101,419
Issuance costs of shares issued to related party for collateral pursuant to outstanding secured convertible note agreements				4,255
Forfeiture of deferred compensation				(379,167)
Interest payable - related party	250,823	255,250	998,075	253,551
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		2,150	6,682	78,606
Accounts payable and accrued expenses	37,941	174,622	333,000	(64,824)
Deferred compensation	15,000	15,000	60,000	130,000
Net cash used in operating activities	(127,983)	(149,878)	(426,933)	(3,251,229)
Cash flows from financing activities
Bank overdraft	(10,609)		10,609
Proceeds from credit facilities - related party	209,757	128,165	392,179	2,320,000
Net cash provided by financing activities	199,148	128,165	402,788	2,320,000
Net increase (decrease) in cash	71,165	(21,713)	(24,145)	(931,229)
Cash, beginning of period		24,145	24,145	955,374
Cash, end of period	71,165	2,432		24,145
Supplemental information
Interest paid - related party				717,968
Income taxes paid				$ 1,603